SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($) Item	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Cash equivalents
Number of operating segment | Item	1
Allowance for doubtful accounts	$ 0	$ 30,000	4,340
Bad debt expense		82,831	$ 24,185
Excess of purchase price over fair values of net tangible assets and intangible assets recorded as goodwill	4,733,410
Goodwill	$ 4,912,201
PTI [Member]
Equity Method Investments, Percentage	95.00%
Purchase Price Allocation	$ 5,070,500
Goodwill	4,567,016
Prana [Member]
Goodwill	$ 4,805,328
CRD [Member]
Equity Method Investments, Percentage	50.00%
Goodwill	$ 106,873
Chief Executive Officer [Member]
Cash equivalents	$ 4,158	$ 4,158
Minimum [Member]
Estimated useful lives of property and equipment	3 years	3 years
Estimated useful lives of intangible assets	10 years	10 years
Equity Method Investments, Percentage		20.00%
Maximum [Member]
Estimated useful lives of property and equipment	5 years	5 years
Estimated useful lives of intangible assets	15 years	20 years
Equity Method Investments, Percentage		50.00%
Patents [Member]
Estimated useful lives of intangible assets	15 years	20 years